THE HUNTINGTON FUNDS
      Huntington Dividend Capture Fund
      Huntington Fixed Income Securities Fund
      Huntington Florida Tax-Free Money Fund
      Huntington Growth Fund
      Huntington Income Equity Fund
      Huntington Intermediate Government Income Fund
      Huntington International Equity Fund
      Huntington Macro 100 Fund
      Huntington Michigan Tax-Free Fund
      Huntington Mid Corp America Fund
      Huntington Money Market Fund
      Huntington Mortgage Securities Fund
      Huntington New Economy Fund
      Huntington Ohio Municipal Money Market Fund
      Huntington Ohio Tax-Free Fund
      Huntington Rotating Markets Fund
      Huntington Short/Intermediate Fixed Income Securities Fund
      Huntington Situs Small Cap Fund
      Huntington U.S. Treasury Money Market Fund
      Huntington VA Dividend Capture Fund
      Huntington VA Growth Fund
      Huntington VA Income Equity Fund
      Huntington VA International Equity Fund
      Huntington VA Macro 100 Fund
      Huntington VA Mid Corp America Fund
      Huntington VA Mortgage Securities Fund
      Huntington VA New Economy Fund
      Huntington VA Rotating Markets Fund
      Huntington VA Situs Small Cap Fund
      INTERFUND SHARES, INVESTMENT A SHARES, INVESTMENT B SHARES, TRUST SHARES Supplement to current Statements of Additional Information, dated May 1, 2006

      Huntington Bancshares, Inc. ("HBI") signed a definitive agreement to purchase Unified Fund Services, Inc. ("Unified"), an Indianapolis-based provider of fund accounting, administration, distribution and transfer agent services to mutual funds. Pursuant to the agreement, Unified will operate as a wholly owned subsidiary of HBI. The transaction was consummated at the close of business on December 31, 2006.

      Unified serves as transfer agent for the Funds and is entitled to receive a yearly fixed amount per shareholder account, subject to a yearly minimum fee of $12,000 per portfolio and/or share class ($6,000 per VA fund). Unified is also entitled to receive additional amounts that may be activity or time-based charges, plus reimbursement for out-of-pocket expenses. A detailed fee schedule is available as an exhibit to the Funds' registration statement, which is publicly available on the SEC's EDGAR Database at www.sec.gov, SEC File No. 811-5010.

                                                                 January 8, 2007


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      446327801                                                     36130 (1/07)






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